Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc. and The Williams Capital Group, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to the securitization currently referred to as “Citigroup Commercial Mortgage Trust 2019-PRM” (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the 2 loans secured by 49 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of July 6, 2019.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:

o	CGCMT 2019-PRM Tapev2.xlsx (provided on July 1, 2019).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.

•	The phrase “Subordinate Loan Documents” refers to a signed mezzanine loan or other subordinate loan document.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

•	The phrase “Yardi Screenshot” refers to a Yardi system screen image displaying the year built and year renovated for the respective mortgaged real property.

Our procedures and results thereof are as follows:

From May 14, 2019 through July 1, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 2, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

CGCMT 2019-PRM

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Internal ID	None - Company Provided	None
2	Property ID	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Year Built	Appraisal Report; Yardi Screenshot	None
11	Year Renovated	Appraisal Report; Yardi Screenshot	None
12	UW Occupied SF	Underwriting File	None
13	UW Vacant SF	Recalculation	None
14	UW Total SF	Underwriting File	None
15	UW Occupancy by SF (%)	Recalculation	None
16	UW Occupied Units	Underwriting File	None
17	UW Vacant Units	Recalculation	None
18	UW Total Units	Underwriting File	None
19	UW Occupancy by Units (%)	Recalculation	None
20	UW Occupancy Date	None - Company Provided	None
21	Ownership Interest	Underwriting File	None
22	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1.00
23	% of Mortgage Loan Cut-off Date Balance	Recalculation	0.10%
24	% of Pooled Mortgage Cut-off Date Balance	Recalculation	0.10%
25	Mortgage Loan Cut-off Date Balance per SF	Recalculation	$1.00
26	Mezzanine Loan Cut-off Date Balance ($)	Subordinate Loan Documents	$1.00
27	% of Mezzanine Loan Cut-off Date Balance	Recalculation	0.10%
28	Total Loan Cut-off Date Balance ($)	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
29	Total Loan Cut-off Date Balance per SF	Recalculation	$1.00
30	Individual As-Is Appraised Value Date	Appraisal Report	None
31	Individual As-Is Appraised Value	Appraisal Report	None
32	Individual As-Is Appraised Value per SF	Recalculation	$1.00
33	Portfolio Appraised Value Date	Appraisal Report	None
34	Portfolio Appraised Value	Appraisal Report	None
35	Portfolio Appraised Value per SF	Recalculation	$1.00
36	Origination Date	Loan Agreement	None
37	Mortgage Loan Coupon	Loan Agreement	None
38	Mezzanine Loan Coupon	Subordinate Loan Documents	None
39	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
40	Amort Type	Loan Agreement	None
41	Mortgage Loan Monthly Debt Service Payment	Recalculation	$0.01
42	Mortgage Loan Annual Debt Service Payment	Recalculation	$0.01
43	Mezzanine Loan Annual Debt Service Payment	Recalculation	$0.01
44	Total Loan Annual Debt Service Payment	Recalculation	$0.01
45	Grace Period - Late Payment	Loan Agreement	None
46	Grace Period - Event of Default	Loan Agreement	None
47	First Loan Payment Date	Loan Agreement	None
48	Seasoning	Recalculation	None
49	Original Term to Maturity (Months)	Loan Agreement	None
50	Remaining Term to Maturity (Months)	Recalculation	None
51	Original Amortization Term (Months)	Loan Agreement	None
52	Remaining Amortization Term (Months)	Recalculation	None
53	Original IO Term (Months)	Loan Agreement	None
54	Remaining IO Term (Months)	Recalculation	None
55	Maturity Date	Loan Agreement	None
56	Administrative Fee Rate (%)	None - Company Provided	None
57	Prepayment Provision	Loan Agreement	None
58	Partial Release Allowed?	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
59	Guarantor	Guaranty Agreement	None
60	Mortgage Loan Cut-off Date LTV	Recalculation	0.10%
61	Mortgage Loan Balloon LTV	Recalculation	0.10%
62	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Recalculation	0.10%
63	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Recalculation	0.10%
64	Mortgage Loan UW NOI Debt Yield	Recalculation	0.10%
65	Mortgage Loan UW NCF Debt Yield	Recalculation	0.10%
66	Mortgage Loan UW NOI DSCR	Recalculation	0.01x
67	Mortgage Loan UW NCF DSCR	Recalculation	0.01x
68	Total Loan Cut-off Date LTV	Recalculation	0.10%
69	Total Loan Balloon LTV	Recalculation	0.10%
70	Total Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Recalculation	0.10%
71	Total Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Recalculation	0.10%
72	Total Loan UW NOI Debt Yield	Recalculation	0.10%
73	Total Loan UW NCF Debt Yield	Recalculation	0.10%
74	Total Loan UW NOI DSCR	Recalculation	0.01x
75	Total Loan UW NCF DSCR	Recalculation	0.01x
76	Initial Tax Escrow	Settlement Statement	$1.00
77	Ongoing Tax Escrow Monthly	Loan Agreement; Settlement Statement	$1.00
78	Initial Insurance Escrow	Settlement Statement	$1.00
79	Ongoing Insurance Escrow Monthly	Loan Agreement	$1.00
80	Insurance Escrow Springing Conditions	Loan Agreement	None
81	Initial Cap Ex Escrow	Settlement Statement	$1.00
82	Ongoing Cap Ex Escrow Monthly	Loan Agreement	$1.00
83	Cap Ex Reserve Cap	Loan Agreement	$1.00
84	Initial Immediate Repairs Escrow	Settlement Statement	$1.00
85	Initial Other Escrow	Settlement Statement	$1.00
86	Ongoing Other Escrow Monthly	Loan Agreement	$1.00
87	Other Escrow Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
88	RENTAL INCOME - 2016	Underwriting File	$1.00
89	RENTAL INCOME - 2017	Underwriting File	$1.00
90	RENTAL INCOME - 2018	Underwriting File	$1.00
91	RENTAL INCOME - TTM April-19	Underwriting File	$1.00
92	RENTAL INCOME - 2019 Budget	Underwriting File	$1.00
93	RENTAL INCOME - UW	Underwriting File	$1.00
94	Potential Income from Vacant Units - 2016	Underwriting File	$1.00
95	Potential Income from Vacant Units - 2017	Underwriting File	$1.00
96	Potential Income from Vacant Units - 2018	Underwriting File	$1.00
97	Potential Income from Vacant Units - TTM April-19	Underwriting File	$1.00
98	Potential Income from Vacant Units - 2019 Budget	Underwriting File	$1.00
99	Potential Income from Vacant Units - UW	Underwriting File	$1.00
100	Storage GPI - 2016	Underwriting File	$1.00
101	Storage GPI - 2017	Underwriting File	$1.00
102	Storage GPI - 2018	Underwriting File	$1.00
103	Storage GPI - TTM April-19	Underwriting File	$1.00
104	Storage GPI - 2019 Budget	Underwriting File	$1.00
105	Storage GPI - UW	Underwriting File	$1.00
106	Total Vacancy - 2016	Underwriting File	$1.00
107	Total Vacancy - 2017	Underwriting File	$1.00
108	Total Vacancy - 2018	Underwriting File	$1.00
109	Total Vacancy - TTM April-19	Underwriting File	$1.00
110	Total Vacancy - 2019 Budget	Underwriting File	$1.00
111	Total Vacancy - UW	Underwriting File	$1.00
112	Admin/Late Fees - 2016	Underwriting File	$1.00
113	Admin/Late Fees - 2017	Underwriting File	$1.00
114	Admin/Late Fees - 2018	Underwriting File	$1.00
115	Admin/Late Fees - TTM April-19	Underwriting File	$1.00
116	Admin/Late Fees - 2019 Budget	Underwriting File	$1.00
117	Admin/Late Fees - UW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
118	Other - 2016	Underwriting File	$1.00
119	Other - 2017	Underwriting File	$1.00
120	Other - 2018	Underwriting File	$1.00
121	Other - TTM April-19	Underwriting File	$1.00
122	Other - 2019 Budget	Underwriting File	$1.00
123	Other - UW	Underwriting File	$1.00
124	Total Revenue - 2016	Underwriting File	$1.00
125	Total Revenue - 2017	Underwriting File	$1.00
126	Total Revenue - 2018	Underwriting File	$1.00
127	Total Revenue - TTM April-19	Underwriting File	$1.00
128	Total Revenue - 2019 Budget	Underwriting File	$1.00
129	Total Revenue - UW	Underwriting File	$1.00
130	Management - 2016	Underwriting File	$1.00
131	Management - 2017	Underwriting File	$1.00
132	Management - 2018	Underwriting File	$1.00
133	Management - TTM April-19	Underwriting File	$1.00
134	Management - 2019 Budget	Underwriting File	$1.00
135	Management - UW	Underwriting File	$1.00
136	Payroll - 2016	Underwriting File	$1.00
137	Payroll - 2017	Underwriting File	$1.00
138	Payroll - 2018	Underwriting File	$1.00
139	Payroll - TTM April-19	Underwriting File	$1.00
140	Payroll - 2019 Budget	Underwriting File	$1.00
141	Payroll - UW	Underwriting File	$1.00
142	Utilities - 2016	Underwriting File	$1.00
143	Utilities - 2017	Underwriting File	$1.00
144	Utilities - 2018	Underwriting File	$1.00
145	Utilities - TTM April-19	Underwriting File	$1.00
146	Utilities - 2019 Budget	Underwriting File	$1.00
147	Utilities - UW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
148	Advertising - 2016	Underwriting File	$1.00
149	Advertising - 2017	Underwriting File	$1.00
150	Advertising - 2018	Underwriting File	$1.00
151	Advertising - TTM April-19	Underwriting File	$1.00
152	Advertising - 2019 Budget	Underwriting File	$1.00
153	Advertising - UW	Underwriting File	$1.00
154	Maintenance And Repairs - 2016	Underwriting File	$1.00
155	Maintenance And Repairs - 2017	Underwriting File	$1.00
156	Maintenance And Repairs - 2018	Underwriting File	$1.00
157	Maintenance And Repairs - TTM April-19	Underwriting File	$1.00
158	Maintenance And Repairs - 2019 Budget	Underwriting File	$1.00
159	Maintenance And Repairs - UW	Underwriting File	$1.00
160	Travel And Promotion - 2016	Underwriting File	$1.00
161	Travel And Promotion - 2017	Underwriting File	$1.00
162	Travel And Promotion - 2018	Underwriting File	$1.00
163	Travel And Promotion - TTM April-19	Underwriting File	$1.00
164	Travel And Promotion - 2019 Budget	Underwriting File	$1.00
165	Travel And Promotion - UW	Underwriting File	$1.00
166	General & Administrative - 2016	Underwriting File	$1.00
167	General & Administrative - 2017	Underwriting File	$1.00
168	General & Administrative - 2018	Underwriting File	$1.00
169	General & Administrative - TTM April-19	Underwriting File	$1.00
170	General & Administrative - 2019 Budget	Underwriting File	$1.00
171	General & Administrative - UW	Underwriting File	$1.00
172	Professional Fees - 2016	Underwriting File	$1.00
173	Professional Fees - 2017	Underwriting File	$1.00
174	Professional Fees - 2018	Underwriting File	$1.00
175	Professional Fees - TTM April-19	Underwriting File	$1.00
176	Professional Fees - 2019 Budget	Underwriting File	$1.00
177	Professional Fees - UW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
178	Real Estate Taxes - 2016	Underwriting File	$1.00
179	Real Estate Taxes - 2017	Underwriting File	$1.00
180	Real Estate Taxes - 2018	Underwriting File	$1.00
181	Real Estate Taxes - TTM April-19	Underwriting File	$1.00
182	Real Estate Taxes - 2019 Budget	Underwriting File	$1.00
183	Real Estate Taxes - UW	Underwriting File	$1.00
184	Insurance - 2016	Underwriting File	$1.00
185	Insurance - 2017	Underwriting File	$1.00
186	Insurance - 2018	Underwriting File	$1.00
187	Insurance - TTM April-19	Underwriting File	$1.00
188	Insurance - 2019 Budget	Underwriting File	$1.00
189	Insurance - UW	Underwriting File	$1.00
190	COGS - 2016	Underwriting File	$1.00
191	COGS - 2017	Underwriting File	$1.00
192	COGS - 2018	Underwriting File	$1.00
193	COGS - TTM April-19	Underwriting File	$1.00
194	COGS - 2019 Budget	Underwriting File	$1.00
195	COGS - UW	Underwriting File	$1.00
196	Total Expenses - 2016	Underwriting File	$1.00
197	Total Expenses - 2017	Underwriting File	$1.00
198	Total Expenses - 2018	Underwriting File	$1.00
199	Total Expenses - TTM April-19	Underwriting File	$1.00
200	Total Expenses - 2019 Budget	Underwriting File	$1.00
201	Total Expenses - UW	Underwriting File	$1.00
202	NOI - 2016	Underwriting File	$1.00
203	NOI - 2017	Underwriting File	$1.00
204	NOI - 2018	Underwriting File	$1.00
205	NOI - TTM April-19	Underwriting File	$1.00
206	NOI - 2019 Budget	Underwriting File	$1.00
207	NOI - UW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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CGCMT 2019-PRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
208	Reserve - 2016	Underwriting File	$1.00
209	Reserve - 2017	Underwriting File	$1.00
210	Reserve - 2018	Underwriting File	$1.00
211	Reserve - TTM April-19	Underwriting File	$1.00
212	Reserve - 2019 Budget	Underwriting File	$1.00
213	Reserve - UW	Underwriting File	$1.00
214	NCF - 2016	Underwriting File	$1.00
215	NCF - 2017	Underwriting File	$1.00
216	NCF - 2018	Underwriting File	$1.00
217	NCF - TTM April-19	Underwriting File	$1.00
218	NCF - 2019 Budget	Underwriting File	$1.00
219	NCF - UW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

CGCMT 2019-PRM	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
13	UW Vacant SF	Difference between (i) UW Total SF and (ii) UW Occupied SF.
15	UW Occupancy by SF (%)	Quotient of (i) UW Occupied SF and (ii) UW Total SF.
17	UW Vacant Units	Difference between (i) UW Total Units and (ii) UW Occupied Units.
19	UW Occupancy by Units (%)	Quotient of (i) UW Occupied Units and (ii) UW Total Units.
23	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance for the respective mortgaged real property and (ii) aggregate sum of the Mortgage Loan Cut-off Date Balance for the respective loan.
24	% of Pooled Mortgage Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance for the respective mortgaged real property and (ii) aggregate sum of the Mortgage Loan Cut-off Date Balance for the Underlying Collateral.
25	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) UW Total SF.
27	% of Mezzanine Loan Cut-off Date Balance	Quotient of (i) Mezzanine Loan Cut-off Date Balance ($) for the respective mortgaged real property and (ii) aggregate sum of the Mezzanine Loan Cut-off Date Balance ($) for the respective loan.
28	Total Loan Cut-off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance and (ii) Mezzanine Loan Cut-off Date Balance ($).
29	Total Loan Cut-off Date Balance per SF	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) UW Total SF.
32	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) UW Total SF.
35	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) UW Total SF.
41	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) product of (A) Mortgage Loan Cut-off Date Balance, (B) Mortgage Loan Coupon and (C) Interest Accrual Basis and (ii) 12.
42	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Monthly Debt Service Payment and (ii) 12.
43	Mezzanine Loan Annual Debt Service Payment	Product of (i) Mezzanine Loan Cut-off Date Balance ($), (ii) Mezzanine Loan Coupon and (iii) interest accrual basis for the mezzanine loan.
44	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment and (ii) Mezzanine Loan Annual Debt Service Payment.
48	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
50	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
52	Remaining Amortization Term (Months)	Set equal to zero, given the loans are interest-only.
54	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
60	Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
61	Mortgage Loan Balloon LTV	Set equal to Mortgage Loan Cut-off Date LTV, given the loans are interest-only.

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CGCMT 2019-PRM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
62	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
63	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Set equal to Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values), given the loans are interest-only.
64	Mortgage Loan UW NOI Debt Yield	Quotient of (i) NOI - UW and (ii) Mortgage Loan Cut-off Date Balance.
65	Mortgage Loan UW NCF Debt Yield	Quotient of (i) NCF - UW and (ii) Mortgage Loan Cut-off Date Balance.
66	Mortgage Loan UW NOI DSCR	Quotient of (i) NOI - UW and (ii) Mortgage Loan Annual Debt Service Payment.
67	Mortgage Loan UW NCF DSCR	Quotient of (i) NCF - UW and (ii) Mortgage Loan Annual Debt Service Payment.
68	Total Loan Cut-off Date LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
69	Total Loan Balloon LTV	Set equal to Total Loan Cut-off Date LTV, given the loans are interest-only.
70	Total Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Individual As-Is Appraised Value.
71	Total Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Set equal to Total Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values), given the loans are interest-only.
72	Total Loan UW NOI Debt Yield	Quotient of (i) NOI - UW and (ii) Total Loan Cut-off Date Balance ($).
73	Total Loan UW NCF Debt Yield	Quotient of (i) NCF - UW and (ii) Total Loan Cut-off Date Balance ($).
74	Total Loan UW NOI DSCR	Quotient of (i) NOI - UW and (ii) Total Loan Annual Debt Service Payment.
75	Total Loan UW NCF DSCR	Quotient of (i) NCF - UW and (ii) Total Loan Annual Debt Service Payment.

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